Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and equivalents	$ 76,702		$ 60,257
Investment securities (Note 3)	47,359		43,921
Inventories	51		66
Financing receivables - net (Notes 4 and 16)	288,847		311,606
Other receivables	13,390		12,919
Property, plant and equipment - net (Note 5)	51,419		53,768
Goodwill (Note 6)	27,230		27,508
Other intangible assets - net (Note 6)	1,546		1,883
Other assets (Note 7)	75,612		77,190
Assets of businesses held for sale (Note 2)	711		3,127
Assets of discontinued operations (Note 2)	1,669		13,010
Total assets(a)	584,536	[1]	605,255	[1]
Liabilities and equity
Short-term borrowings (Note 8)	136,333		118,797
Accounts payable	7,239		7,035
Non-recourse borrowings of consolidated securitization entities (Note 8)	29,258		30,018
Bank deposits (Note 8)	43,115		37,298
Long-term borrowings (Note 8)	234,391		284,407
Investment contracts, insurance liabilities and insurance annuity benefits (Note 9)	30,198		29,993
Other liabilities	17,334		17,559
Deferred income taxes (Note 10)	7,052		6,990
Liabilities of businesses held for sale (Note 2)	345		592
Liabilities of discontinued operations (Note 2)	1,471		2,418
Total liabilities(a)	506,736	[1]	535,107	[1]
Common stock, $14 par value (4,166,000 shares authorized at December 31, 2011 and 2010, and 1,000 shares issued and outstanding at December 31, 2011 and 2010, respectively)	0		0
Accumulated other comprehensive income - net(b)
Investment securities	(33)	[2]	(639)	[2]
Currency translation adjustments	(399)	[2]	(1,411)	[2]
Cash flow hedges	(1,101)	[2]	(1,281)	[2]
Benefit plans	(563)	[2]	(380)	[2]
Additional paid-in capital	27,628		27,627
Retained earnings	51,578		45,068
Total Company shareowner's equity	77,110		68,984
Noncontrolling interests(c)	690	[3],[4]	1,164	[3],[4]
Total equity (Note 11)	77,800		70,148
Total liabilities and equity	$ 584,536		$ 605,255

[1]	(a) Our consolidated assets at December 31, 2011 include total assets of $45,388 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets include net financing receivables of $37,120 million and investment securities of $5,320 million. Our consolidated liabilities at December 31, 2011 include liabilities of certain VIEs for which the VIE creditors do not have recourse to General Electric Capital Services, Inc. (GECS). These liabilities include non-recourse borrowings of consolidated securitization entities (CSEs) of $28,758 million. See Note 17.
[2]	(b) The sum of accumulated other comprehensive income – net was $(2,096) million and $(3,711) million at December 31, 2011 and 2010, respectively.
[3]	(b) See Note 11 for further information about the changes in noncontrolling interests.
[4]	(c) Included accumulated other comprehensive income – net attributable to noncontrolling interests of $(141) million and $(127) million at December 31, 2011 and 2010, respectively.